Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 29,197
Increase in non-current financial debts	16	$ 16	$ 7,126
Repayments of the current portion of non-current financial debts	(2,575)	(2,162)	(2,003)
Change in current financial debts	295	(3,524)	2,261
Payments of lease liabilities	(295)	(316)	(312)
Financial debts and derivative instruments at end of period	26,175	29,197
Cash outflows from interest bearing accounts of employees payable on demand	1,700
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	22,902	26,259	20,353
Increase in non-current financial debts	16	16	7,126
Changes in fair values, lease interest and other changes, net			(1)
Amortization of bonds discount	17	25	16
Currency translation effects	(366)	(774)	832
Reclassification from non-current to current, net	(2,325)	(2,624)	(2,067)
Financial debts and derivative instruments at end of period	20,244	22,902	26,259
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	6,295	9,785	7,031
Repayments of the current portion of non-current financial debts	(2,575)	(2,162)	(2,003)
Change in current financial debts	295	(3,524)	2,261
Impact of acquisitions and divestments of businesses, net		1	32
Changes in fair values, lease interest and other changes, net	(13)	(124)
Amortization of bonds discount	5	4	5
Currency translation effects	(401)	(309)	392
Reclassification from non-current to current, net	2,325	2,624	2,067
Financial debts and derivative instruments at end of period	5,931	6,295	9,785
Non-current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	1,621	1,719	1,703
New, modified and terminated leases, net	173	192	221
Impact of acquisitions and divestments of businesses, net	9		36
Changes in fair values, lease interest and other changes, net			(30)
Currency translation effects	(41)	(43)	39
Reclassification from non-current to current, net	(224)	(247)	(250)
Financial debts and derivative instruments at end of period	1,538	1,621	1,719
Current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	275	286	246
Payments of lease liabilities	(295)	(316)	(312)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(51)	(52)	(56)
New, modified and terminated leases, net	49	61	73
Impact of acquisitions and divestments of businesses, net	3		8
Changes in fair values, lease interest and other changes, net	60	62	65
Currency translation effects	(14)	(13)	12
Reclassification from non-current to current, net	224	247	250
Financial debts and derivative instruments at end of period	$ 251	$ 275	$ 286